TRADE RECEIVABLES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current trade receivables	$ 12,034	$ 13,399
Financing Receivables No past Due Member [Member]
Current trade receivables	6,585
Financing Receivables 1 to 30 Days Past Due [Member]
Current trade receivables	2,647
Financing Receivables 31 to 60 Days Past Due [Member]
Current trade receivables	1,185
Financing Receivables 61 to 90 Days Past Due [Member]
Current trade receivables	139
Financing Receivables 91 To 120 Days Past Due [Member]
Current trade receivables	1,478
Financing Receivable Equal To Greater Than 120 Days Past Due [Member]
Current trade receivables	$ 0